Advertising Costs (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	$ 36	$ 268	$ 386	$ 439	$ 417
Sales [Member]
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	14	77	145	135	136
Selling, General and Administrative Expenses [Member]
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	$ 22	$ 190	$ 241	$ 305	$ 281